Going Concern and Liquidity (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Cash	$ 829,809		$ 829,809
Accumulated Deficit	20,611,269		20,611,269		$ 20,085,947	$ 5,154,387
Net Loss	816,779	$ (1,092,397)	(558,334)	$ (5,941,233)	(14,913,016)	(2,427,203)
Net Cash Used in Operating Activities			(1,790,747)	(1,589,914)	(1,045,665)	(1,642,277)
Working Capital Deficit	$ (6,413,814)		(6,413,814)		(3,919,260)
Proceeds From Related Parties			894,000	368,253	498,380	1,370,788
Proceeds From Debt			670,000	1,675,000	1,675,000	1,824,965
Proceeds From the Sale of Stock			$ 0	$ 492,000	$ 3,121,776	$ 0